Exploration and evaluation ("E&E") assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Of Assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]
	December 31, 2021	December 31, 2020
Balance, beginning of the year	$1,243,615	$7,549,852
Additions	20,243,702	318,982
Acquisition for members units (note 13)	3,499,995	-
Transfers (note 6)	-	(426,021)
Impairment	-	(6,199,198)
Balance, end of the year	$24,987,312	$1,243,615